Inventory - Components of Inventory (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of inventories [Abstract]
Parts, materials and supplies	$ 87	$ 85
Coal	6	27
Emission credits	14	18
Natural gas	4	4
Total	$ 111	$ 134